Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
Personnel expenses	$ 1,971	$ 1,454	$ 1,455
Audit fees	227	204	215
Consulting fees	275	271	329
Communication	21	16	16
Stationery	3	3	6
Greek tax authorities (note 17)	236	292	185
Other	808	636	404
Total	$ 3,541	$ 2,876	$ 2,610